Business segment information	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Business segment information
19	Business segment information

(a)	The Group is organized based on the products it offers. Under this organizational structure, the Group’s operations can be classified into four business segments, Scales, Telecommunications Products, Pet Electronics and Others for the fiscal years ended March 31, 2013 and 2014.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications.

Telecommunication Products operations principally involve production and modification of two-way radios and cordless telephones that are used in consumer and commercial applications. The Group no longer manufactures and sells telecommunications products.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales, telecommunications products and pet electronics products, and (ii) sales of scrap materials.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2012, 2013, and 2014:

	Year ended March 31,
Product Line	2012	2013	2014
Scales	95%	90%	95%
Pet Electronics Products	3%	8%	4%
Others	2%	2%	1%
Total	100%	100%	100%

The accounting policies of the Group's reportable segments are the same as those described in the description of business and significant accounting policies.  As the revenue and profit or loss for the Pet Electronics Products and Others segment do not meet the threshold in ASC 280-10-50-12 and they have similar economic characteristics, we present our financial information with the three segments combined for the fiscal years ended March 31, 2012, 2013 and 2014.

Summarized financial information by business segment as of March 31, 2012, 2013 and 2014 is as follows:

	Net sales	Operating (loss) / profit	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2012

Scales & Pet Electronics Products & Others	26,682	(117)	17,147	54	3,415

Total operating segments	26,682	(117)	17,147	54	3,415
Corporate	-	-	6,021	176	-

Group	26,682	(117)	23,168	230	3,415

2013

Scales & Pet Electronics Products & Others	30,386	(403)	20,097	120	1,412

Total operating segments	30,386	(403)	20,097	120	1,412
Corporate	-	-	7,026	226	-

Group	30,386	(403)	27,123	346	1,412

	Net sales	Operating profit / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
2014

Scales & Pet Electronics Products & Others	31,305	295	24,424	1,086	2,898

Total operating segments	31,305	295	24,424	1,086	2,898
Corporate	-	-	7,716	289	-

Group	31,305	295	32,140	1,375	2,898

Operating (loss)/ profit by segment equals total operating revenues less expenses directly attributable to the generation of the segment's operating revenues.  Operating loss of the corporate segment consists principally of salaries and related costs of administrative staff, and administration and general expenses of the Group.  Identifiable assets by segment are those assets that are used in the operation of that segment.  Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, income tax recoverable, other intangible assets, and other identifiable assets not related specifically to individual segments.

(b)	The Group primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong, and the PRC.

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2013	2014
	$ in thousands	$ in thousands

Hong Kong	1,115	1,090
The PRC	7,184	11,362

Total property, plant and equipment	8,299	12,452

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2012, 2013 and 2014:

	Year ended March 31,
	2012		2013		2014
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	19,940	75	23,804	78	25,203	81
Germany	4,985	18	5,121	17	4,688	15

	24,925		28,925		29,891